Note 11 - Related Party Transactions (Details Textual) - USD ($)		1 Months Ended	12 Months Ended
	Oct. 04, 2007	Sep. 23, 2014	Dec. 31, 2015	Dec. 31, 2014
Stellartech Research Corporation [Member]
Stock Issued During Period, Shares, New Issues	37,500
Share Price	$ 0.008
Right to Repurchase Stock Term			4 years
Related Party Transaction, Amounts of Transaction			$ 3,446,000	$ 484,000
Stock Issued During Period, Shares, New Issues		1,413,197